Oct. 31, 2015
SPDR® SERIES TRUST

SPDR Barclays Short Term Corporate Bond ETF

SPDR Barclays Intermediate Term Corporate Bond ETF

SPDR Barclays Issuer Scored Corporate Bond ETF

SPDR Barclays Aggregate Bond ETF

SPDR Barclays High Yield Bond ETF

SPDR Barclays Short Term High Yield Bond ETF

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

(each, a “Fund,” and collectively the “Funds”)

Supplement dated August 26, 2016 to the Funds’ Prospectus dated October 31, 2015, as supplemented

Effective immediately, certain investment strategy and risk information for each Fund is hereby revised as follows:

1)	The second paragraph within each Fund’s section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” on the pages referenced in the chart below is deleted and replaced with the following:

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.

Fund	Page
SPDR Barclays Aggregate Bond ETF	64

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. TBA Transactions (as defined below) are included within the above-noted investment policy. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.

2)	The following risks are added to each Fund’s section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” beginning on the pages referenced in the following chart:

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.